Operating Loss and Tax Credit Carryforwards (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 408,716
Tax credit carryforwards	13,292
Within 1 year
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	1,456
Tax credit carryforwards	79
1 to 5 years
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	3,431
Tax credit carryforwards	717
5 to 20 years
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	316,602
Tax credit carryforwards	11,793
Indefinite periods
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	87,227
Tax credit carryforwards	¥ 703